Benefit Plans - Assumptions and Future Expected Benefit Payments (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fixed income securities
Net periodic benefit costs:
Actual asset allocation (as a percent)	90.00%
Target asset allocation (as a percent)	88.00%
Equity securities
Net periodic benefit costs:
Actual asset allocation (as a percent)	9.00%
Target asset allocation (as a percent)	12.00%
Cash and cash equivalents
Net periodic benefit costs:
Actual asset allocation (as a percent)	1.00%
Pension Plan
Projected benefit obligation:
Discount rate (as a percent)	4.26%	3.89%
Net periodic benefit costs:
Discount rate (as a percent)	3.89%	4.83%
Expected return on assets (as a percent)	5.27%	5.29%
Rate of compensation increase (as a percent)		0.00%
Expected future benefit payments, net of participants' contribution
2016	$ 15
2017	15
2018	15
2019	15
2020	16
2021-2025	$ 89
Postretirement
Projected benefit obligation:
Discount rate (as a percent)	3.45%	3.80%
Net periodic benefit costs:
Discount rate (as a percent)	3.80%	3.80%
Springleaf Financial Services Pension Plan
Net periodic benefit costs:
Expected return on assets (as a percent)	5.30%
CommoLoCo Pension Plan
Net periodic benefit costs:
Expected return on assets (as a percent)	5.70%